UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/14 (Unaudited)

COMMON STOCKS (95.7%)(a)
	Shares	Value

Aerospace and defense (5.8%)

General Dynamics Corp.	579,400	$71,411,050

Honeywell International, Inc.	626,100	59,623,503

L-3 Communications Holdings, Inc.	532,740	58,574,763

Northrop Grumman Corp.	908,590	115,590,820

United Technologies Corp.	366,200	39,542,276

		344,742,412
Airlines (0.9%)

American Airlines Group, Inc.	1,344,300	52,306,713

		52,306,713
Auto components (2.4%)

Dana Holding Corp.	1,303,700	30,284,951

Delphi Automotive PLC (United Kingdom)	781,200	54,355,896

TRW Automotive Holdings Corp.(NON)	613,244	59,049,265

		143,690,112
Automobiles (1.3%)

Ford Motor Co.	1,625,740	28,304,133

General Motors Co.	1,371,100	47,714,280

		76,018,413
Banks (7.1%)

Bank of America Corp.	5,596,500	90,047,685

Citigroup, Inc.	1,099,523	56,790,363

JPMorgan Chase & Co.	1,421,000	84,478,450

Regions Financial Corp.	2,308,200	23,428,230

U.S. Bancorp	1,249,700	52,837,316

Wells Fargo & Co.	2,193,640	112,840,842

		420,422,886
Beverages (1.4%)

Dr. Pepper Snapple Group, Inc.	692,300	43,559,516

PepsiCo, Inc.	399,300	36,931,257

		80,490,773
Capital markets (3.1%)

Charles Schwab Corp. (The)	1,851,300	52,780,563

Invesco, Ltd.	737,500	30,119,500

State Street Corp.	1,417,380	102,093,881

		184,993,944
Chemicals (1.7%)

Air Products & Chemicals, Inc.	385,400	51,339,134

Dow Chemical Co. (The)	882,600	47,263,230

		98,602,364
Commercial services and supplies (0.9%)

Tyco International, Ltd.	1,129,130	50,381,781

		50,381,781
Communications equipment (1.5%)

Cisco Systems, Inc.	1,716,850	42,904,082

Qualcomm, Inc.	581,500	44,252,150

		87,156,232
Consumer finance (0.8%)

Capital One Financial Corp.	290,700	23,854,842

Discover Financial Services	335,200	20,906,424

		44,761,266
Containers and packaging (1.4%)

MeadWestvaco Corp.	787,200	33,849,600

Packaging Corp. of America	406,200	27,617,538

Sealed Air Corp.	549,800	19,847,780

		81,314,918
Diversified financial services (1.1%)

CME Group, Inc.	809,200	61,944,260

		61,944,260
Diversified telecommunication services (2.9%)

AT&T, Inc.	1,557,800	54,460,688

CenturyLink, Inc.	721,100	29,557,889

Verizon Communications, Inc.	1,742,770	86,824,801

		170,843,378
Electric utilities (3.5%)

American Electric Power Co., Inc.	552,700	29,679,990

Edison International	645,500	38,174,870

Exelon Corp.	1,284,300	42,921,306

NextEra Energy, Inc.	338,900	33,364,705

PPL Corp.	1,766,336	61,168,216

		205,309,087
Energy equipment and services (0.7%)

National Oilwell Varco, Inc.	466,700	40,336,881

		40,336,881
Food and staples retail (1.2%)

CVS Caremark Corp.	881,600	70,043,120

		70,043,120
Food products (1.6%)

Kellogg Co.	882,900	57,362,013

Kraft Foods Group, Inc.	651,800	38,391,020

		95,753,033
Health-care equipment and supplies (3.5%)

Baxter International, Inc.	1,270,400	95,254,592

Covidien PLC	285,725	24,809,502

St. Jude Medical, Inc.	799,300	52,426,087

Zimmer Holdings, Inc.	339,100	33,676,021

		206,166,202
Health-care providers and services (2.6%)

CIGNA Corp.	1,275,600	120,671,760

UnitedHealth Group, Inc.	394,400	34,186,592

		154,858,352
Hotels, restaurants, and leisure (0.5%)

Hilton Worldwide Holdings, Inc.(NON)	1,218,600	30,854,952

		30,854,952
Household durables (0.4%)

PulteGroup, Inc.	1,167,100	22,431,662

		22,431,662
Household products (0.4%)

Energizer Holdings, Inc.	174,400	21,193,088

		21,193,088
Independent power and renewable electricity producers (0.8%)

Abengoa Yield PLC (United Kingdom)(NON)	149,151	5,982,447

Calpine Corp.(NON)	793,665	18,865,417

NextEra Energy Partners LP(NON)	105,000	3,686,550

NRG Energy, Inc.	523,700	16,119,486

		44,653,900
Industrial conglomerates (0.9%)

General Electric Co.	2,041,800	53,045,964

		53,045,964
Insurance (7.1%)

American International Group, Inc.	1,265,353	70,935,689

Aon PLC	493,800	43,039,608

Assured Guaranty, Ltd.	1,680,500	40,584,075

Genworth Financial, Inc. Class A(NON)	2,993,000	42,470,670

Hartford Financial Services Group, Inc. (The)	1,026,200	38,020,710

MetLife, Inc.	2,041,270	111,739,120

PartnerRe, Ltd.	509,550	56,911,640

Willis Group Holdings PLC	395,000	16,578,150

		420,279,662
IT Services (0.7%)

Computer Sciences Corp.	673,900	40,292,481

		40,292,481
Leisure products (0.6%)

Hasbro, Inc.	619,200	32,603,976

		32,603,976
Life sciences tools and services (0.5%)

Agilent Technologies, Inc.	522,800	29,883,248

		29,883,248
Media (4.4%)

CBS Corp. Class B (non-voting shares)	677,800	40,186,762

Comcast Corp. Special Class A	2,123,150	115,923,990

Liberty Global PLC Ser. C (United Kingdom)	829,800	34,793,514

Time Warner, Inc.	863,890	66,545,447

		257,449,713
Metals and mining (0.5%)

Freeport-McMoRan, Inc. (Indonesia)	848,800	30,870,856

		30,870,856
Multi-utilities (0.4%)

Ameren Corp.	637,700	25,501,623

		25,501,623
Multiline retail (0.6%)

Macy's, Inc.	564,500	35,162,705

		35,162,705
Oil, gas, and consumable fuels (10.3%)

EOG Resources, Inc.	345,100	37,919,588

Exxon Mobil Corp.	1,560,000	155,157,600

Marathon Oil Corp.	4,162,200	173,522,118

Marathon Petroleum Corp.	241,300	21,960,713

Occidental Petroleum Corp.	91,600	9,501,668

QEP Resources, Inc.	1,056,200	37,569,034

Royal Dutch Shell PLC ADR (United Kingdom)	1,477,210	119,609,694

Total SA (France)	164,744	10,864,397

Valero Energy Corp.	779,300	42,191,302

		608,296,114
Personal products (0.9%)

Coty, Inc. Class A	2,921,700	50,224,023

		50,224,023
Pharmaceuticals (7.5%)

AstraZeneca PLC ADR (United Kingdom)	882,500	67,078,825

Eli Lilly & Co.	1,947,300	123,770,388

Johnson & Johnson	1,164,870	120,831,965

Merck & Co., Inc.	1,081,800	65,026,998

Pfizer, Inc.	2,281,286	67,046,996

		443,755,172
Real estate investment trusts (REITs) (2.2%)

American Tower Corp.(R)	276,200	27,233,320

Equity Lifestyle Properties, Inc.(R)	615,700	28,131,333

Gaming and Leisure Properties, Inc.(R)(S)	750,600	24,994,980

Hatteras Financial Corp.(R)	464,400	9,241,560

MFA Financial, Inc.(R)	4,883,805	41,219,314

		130,820,507
Real estate management and development (0.3%)

Altisource Portfolio Solutions SA(NON)(S)	187,900	18,776,847

		18,776,847
Road and rail (0.8%)

Union Pacific Corp.	474,000	49,897,980

		49,897,980
Semiconductors and semiconductor equipment (2.9%)

Fairchild Semiconductor International, Inc.(NON)(S)	1,482,956	26,025,878

Intel Corp.	1,092,200	38,139,624

Maxim Integrated Products, Inc.	851,000	26,287,390

NXP Semiconductor NV(NON)	592,200	40,577,544

Texas Instruments, Inc.	784,400	37,792,392

		168,822,828
Software (0.3%)

Symantec Corp.	814,700	19,780,916

		19,780,916
Specialty retail (0.6%)

Gap, Inc. (The)	317,100	14,634,165

Office Depot, Inc.(NON)	4,098,500	20,984,320

		35,618,485
Technology hardware, storage, and peripherals (3.7%)

Apple, Inc.	706,300	72,395,750

EMC Corp.	1,991,200	58,800,136

SanDisk Corp.	500,610	49,039,756

Seagate Technology PLC	640,400	40,076,232

		220,311,874
Thrifts and mortgage finance (0.4%)

Radian Group, Inc.	1,811,385	26,373,766

		26,373,766
Tobacco (1.9%)

Altria Group, Inc.	1,087,300	46,840,884

Philip Morris International, Inc.	738,850	63,230,783

		110,071,667
Wireless telecommunication services (0.7%)

Vodafone Group PLC ADR (United Kingdom)	1,284,710	44,116,941

		44,116,941

Total common stocks (cost $4,213,851,683)		$5,641,227,077

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. notes 5s, 2017	$18,271,000	$20,269,391

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	6,471,000	19,299,758

Total convertible bonds and notes (cost $27,440,612)		$39,569,149

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
	Shares	Value

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)	59,937	$6,791,611

ArcelorMittal SA Ser. MTUS, $1.50 cv. pfd. (France)	183,261	4,111,919

McDermott International, Inc. $1.563 cv. pfd.	606,059	15,242,384

Stanley Black & Decker, Inc. $6.25 cv. pfd.	23,762	2,761,140

Total convertible preferred stocks (cost $28,102,900)		$28,907,054

SHORT-TERM INVESTMENTS (3.7%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.04%(AFF)	191,659,970	$191,659,970

Putnam Cash Collateral Pool, LLC 0.18%(d)	26,306,350	26,306,350

Total short-term investments (cost $217,966,320)		$217,966,320

TOTAL INVESTMENTS

Total investments (cost $4,487,361,515)(b)		$5,927,669,600

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,897,525,528.
(b)	The aggregate identified cost on a tax basis is $4,488,750,449, resulting in gross unrealized appreciation and depreciation of $1,474,691,195 and $35,772,044, respectively, or net unrealized appreciation of $1,438,919,151.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$—	$44,532,874	$44,532,874	$4,954	$—
	Putnam Short Term Investment Fund *	87,139,355	856,079,650	751,559,035	68,351	191,659,970
	Totals	$87,139,355	$900,612,524	$796,091,909	$73,305	$191,659,970

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $26,354,025, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $26,306,350.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$633,830,018	$—	$—
Consumer staples	427,775,704	—	—
Energy	648,632,995	—	—
Financials	1,308,373,138	—	—
Health care	834,662,974	—	—
Industrials	550,374,850	—	—
Information technology	536,364,331	—	—
Materials	210,788,138	—	—
Telecommunication services	214,960,319	—	—
Utilities	275,464,610	—	—
Total common stocks	5,641,227,077	—	—
Convertible bonds and notes	—	39,569,149	—
Convertible preferred stocks	—	28,907,054	—
Short-term investments	191,659,970	26,306,350	—

Totals by level	$5,832,887,047	$94,782,553	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014